Note 10 - (Loss) Earnings Per Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)	0	0
Unvested Incentive Award Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	23,284	21,948